Shareholders' Equity Part 2 (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Loss
Balance at the beginning of the year			$ (49,923)	$ (48,129)	$ (48,129)	$ (38,593)
Other comprehensive income (loss) before reclassifications			11,231		(2,006)
Amounts reclassified from Accumulated Other Comprehensive Loss			10,266		212
Net current period other comprehensive income (loss)	$ (8,188)	$ (427)	(21,497)	(4,186)	1,794	9,536	$ 13,622
Balance at the end of the year	(28,426)		(28,426)		(49,923)	(48,129)	$ (38,593)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Loss
Balance at the beginning of the year			(44,444)	(44,585)	(44,585)
Other comprehensive income (loss) before reclassifications			25,073		141
Amounts reclassified from Accumulated Other Comprehensive Loss			0		0
Net current period other comprehensive income (loss)			(25,073)		(141)
Balance at the end of the year	(19,371)		(19,371)		(44,444)	(44,585)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Loss
Balance at the beginning of the year			(5,391)	(3,647)	(3,647)
Other comprehensive income (loss) before reclassifications			361		(1,815)
Amounts reclassified from Accumulated Other Comprehensive Loss			20		71
Net current period other comprehensive income (loss)			(381)		1,744
Balance at the end of the year	(5,010)		(5,010)		(5,391)	(3,647)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Loss
Balance at the beginning of the year			(88)	$ 103	103
Other comprehensive income (loss) before reclassifications			(14,203)		(332)
Amounts reclassified from Accumulated Other Comprehensive Loss			10,246		141
Net current period other comprehensive income (loss)			3,957		191
Balance at the end of the year	$ (4,045)		$ (4,045)		$ (88)	$ 103